CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($) employee	Dec. 31, 2017 CLP ($) employee	Dec. 31, 2016 CLP ($) employee
Personnel expenses
Wages and salaries	$ 195,162,903	$ 215,715,214	$ 218,944,639
Employee benefits	50,254,164	50,127,117	50,174,153
Severance and post-employment benefits	5,535,410	7,410,936	8,252,502
Other personnel expenses	16,014,364	14,205,259	10,921,843
Total	$ 266,966,841	$ 287,458,526	$ 288,293,137
Number of Employees
Number of employees | employee	16,098	15,924	16,296
Number of average employees | employee	15,364	15,784	16,009